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                                 SchwabFunds(R)

                              101 Montgomery Street
                             San Francisco, CA 94104

                                  June 7, 2002
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Schwab Capital Trust
         File Nos. 33-62470 and 811-7704

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, dated June 3, 2002, for the Schwab U.S. MarketMasters Fund(TM), Schwab Balanced MarketMasters Fund(TM), Schwab Small-Cap MarketMasters Fund(TM) and Schwab International MarketMasters Fund(TM) do not differ from those filed in the most recent Post-Effective Amendment No. 48, which was filed electronically.

Sincerely,

/s/ Annette Capretta
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Annette Capretta
Vice President
Admitted to Practice in D.C. only.
Charles Schwab Investment Management, Inc.